Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies [Abstract]
Basis of presentation	(a) Basis of presentation: The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (GAAP).
Principles of consolidation

(b) Principles of consolidation: The accompanying consolidated financial statements include the accounts of Navios Acquisition, a Marshall Islands corporation, and its majority owned subsidiaries. All significant intercompany balances and transactions have been eliminated in the consolidated statements.

The Company also consolidates entities that are determined to be variable interest entities (“VIEs”) as defined in the accounting guidance, if it determines that it is the primary beneficiary. A variable interest entity is defined as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity’s residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

Based on internal forecasts and projections that take into account reasonably possible changes in our trading performance, management believes that the Company has adequate financial resources to continue in operation and meet its financial commitments, including but not limited to capital expenditures and debt service obligations, for a period of at least twelve months from the date of issuance of these consolidated financial statements. Accordingly, the Company continues to adopt the going concern basis in preparing its financial statements.

Equity method investments

(c) Equity method investments: Affiliates are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but it does not exercise control. Investments in these entities are accounted for under the equity method of accounting. Under this method, the Company records an investment in the stock of an affiliate at cost, and adjusts the carrying amount for its share of the earnings or losses of the affiliate subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. The Company recognizes gains and losses in earnings for the issuance of shares by its affiliates, provided that the issuance of such shares qualifies as a sale of such shares. When the Company’s share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate.

Navios Acquisition evaluates its equity method investments, for other than temporary impairment, on a quarterly basis. Consideration is given to (1) the length of time and the extent to which the fair value has been less than the carrying value, (2) the financial condition and near-term prospects and (3) the intent and ability of the Company to retain its investments for a period of time sufficient to allow for any anticipated recovery in fair value.

Subsidiaries

(d) Subsidiaries: Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights and/or otherwise has power to govern the financial and operating policies. The acquisition method of accounting is used to account for the acquisition of subsidiaries if deemed to be a business combination. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill.

As of December 31, 2017, the entities included in these consolidated financial statements were:

Navios Maritime Acquisition Corporation and Subsidiaries:	Nature	Country of Incorporation	2017	2016	2015
Company Name
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Amorgos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Andros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Antikithira Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Antiparos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Amindra Navigation Co.	Sub-Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Crete Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Folegandros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ikaria Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ios Shipping Corporation	Vessel-Owning Company	Cayman Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kithira Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mytilene Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Maritime Acquisition Corporation	Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Acquisition Finance (U.S.) Inc.	Co-Issuer	Delaware	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rhodes Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Serifos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Shinyo Dream Limited	Vessel-Owning Company(3)	Hong Kong	—	—	1/1 - 6/17
Shinyo Loyalty Limited	Former Vessel-Owning Company(1)	Hong Kong	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Shinyo Navigator Limited	Former Vessel-Owning Company(2)	Hong Kong	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Sifnos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Skiathos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Skopelos Shipping Corporation	Vessel-Owning Company	Cayman Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Syros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Thera Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Tinos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Oinousses Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Psara Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Antipsara Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Samothrace Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Thasos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Limnos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Skyros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Alonnisos Shipping Corporation	Former Vessel-Owning Company(4)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Makronisos Shipping Corporation	Former Vessel-Owning Company(4)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Iraklia Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Paxos Shipping Corporation	Former Vessel-Owning Company(5)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Antipaxos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Donoussa Shipping Corporation	Former Vessel-Owning Company(6)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Schinousa Shipping Corporation	Former Vessel-Owning Company(7)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Acquisition Europe Finance Inc	Sub-Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Sikinos Shipping Corporation	Vessel-Owning Company(3)	Marshall Is.	—	—	1/1 - 6/17
Kerkyra Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Lefkada Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Zakynthos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Leros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kimolos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Samos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Tilos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	10/9 - 12/31
Delos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	10/9 - 12/31
Navios Maritime Midstream Partners GP LLC	Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31

(1)	Former vessel-owner of the Shinyo Splendor which was sold to an unaffiliated third party on May 6, 2014.

(2)	Former vessel-owner of the Shinyo Navigator which was sold to an unaffiliated third party on December 6, 2013.

(3)	Navios Midstream acquired all of the outstanding shares of capital stock of the vessel-owning subsidiary.

(4)

Each company had the rights over a shipbuilding contract of an MR2 product tanker vessel. In February 2015, these shipbuilding contracts were terminated, with no exposure to Navios Acquisition, due to the shipyard’s inability to issue a refund guarantee.

(5)	Former vessel-owner of the Nave Lucida which was sold to an unaffiliated third party on January 27, 2016.

(6)	Former vessel-owner of the Nave Universe which was sold to an unaffiliated third party on October 4, 2016.

(7)	Former vessel-owner of the Nave Constellation which was sold to an unaffiliated third party on November 15, 2016.
(8)	The vessel Nave Galactic was sold to Navios Midstream on March 29, 2018 (see Note 22).

Use of estimates

(e) Use of estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to uncompleted voyages, future drydock dates, the selection of useful lives for tangible assets and scrap value, expected future cash flows from long-lived assets to support impairment tests, provisions necessary for accounts receivables, provisions for legal disputes and contingencies and the valuations estimates inherent in the deconsolidation gain. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

Cash and Cash equivalents

(f) Cash and Cash equivalents: Cash and cash equivalents consist of cash on hand, deposits held on call with banks, and other short-term liquid investments with original maturities of three months or less.

Restricted Cash

(g) Restricted Cash: As of December 31, 2017 and 2016, restricted cash consisted of $5,307 and $7,366, respectively, which related to amounts held in retention account in order to service debt and interest payments, as required by certain of Navios Acquisition’s credit facilities.

Accounts Receivable, net

(h) Accounts Receivable, net: The amount shown as accounts receivable, net at each balance sheet date includes receivables from charterers for hire, freight and demurrage billings, net of a provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts.

Other long term assets

(i) Other long term assets: As of December 31, 2017 and 2016, the amounts shown as other long term assets reflected the advances of $900 and $900, respectively, to certain unrelated counterparties for working capital purposes as per charters entered with them.

Vessels, net

(j) Vessels, net: Vessels are stated at historical cost, which consists of the contract price, delivery and acquisition expenses and capitalized interest costs while under construction. Vessels acquired in an asset acquisition or in a business combination are recorded at fair value. Subsequent expenditures for major improvements and upgrading are capitalized, provided they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Expenditures for routine maintenance and repairs are expensed as incurred.

Depreciation is computed using the straight line method over the useful life of the vessels, after considering the estimated residual value. Management estimates the residual values of our tanker vessels based on a scrap value cost of steel times the weight of the ship noted in lightweight ton (LWT). Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons. Revisions of residual values affect the depreciable amount of the vessels and affects depreciation expense in the period of the revision and future periods. The management after considering current market trends for scrap rates and 10-year average historical scrap rates of the residual values of the Company’s vessels, estimates scrap value at a rate of $360 per LWT.

Management estimates the useful life of our vessels to be 25 years from the vessel’s original construction. However, when regulations place limitations over the ability of a vessel to trade on a worldwide basis, its useful life is re-estimated to end at the date such regulations become effective.

Vessels held for sale

(k) Vessels held for sale: Vessels are classified as “Vessels held for sale” when all of the following criteria are met: management has committed to a plan to sell the vessel; the vessel is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of vessels; an active program to locate a buyer and other actions required to complete the plan to sell the vessel have been initiated; the sale of the vessel is probable and transfer of the vessel is expected to qualify for recognition as a completed sale within one year; the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Vessels classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These vessels are not depreciated once they meet the criteria to be held for sale.

Deposits for vessels acquisitions

(l) Deposits for vessels acquisitions: This represents amounts paid by the Company in accordance with the terms of the purchase agreements for the construction of long-lived fixed assets. Interest costs incurred during the construction (until the asset is substantially complete and ready for its intended use) are capitalized. Capitalized interest amounted to $0, $0 and $104 as of December 31, 2017, 2016 and 2015, respectively.

Impairment of long-lived asset group

(m) Impairment of long-lived asset group: Vessels, other fixed assets and other long-lived assets held and used by Navios Acquisition are reviewed periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a particular asset may not be fully recoverable. Navios Acquisition’s management evaluates the carrying amounts and periods over which long-lived assets are depreciated to determine if events or changes in circumstances have occurred that would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, certain indicators of potential impairment are reviewed such as, undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions.

Undiscounted projected net operating cash flows are determined for each asset group (consisting of the individual vessel and the intangible, if any, with respect to the time charter agreement attached to that vessel) and compared to the vessel carrying value and related carrying value of the intangible with respect to the time charter agreement attached to that vessel or the carrying value of deposits for newbuildings, if any. Within the shipping industry, vessels are often bought and sold with a charter attached. The value of the charter may be favorable or unfavorable when comparing the charter rate to then current market rates. The loss recognized either on impairment (or on disposition) will reflect the excess of carrying value over fair value (selling price) for the vessel individual asset group.

During the fourth quarter of fiscal 2017, management concluded that, market rates decreased during the year and events occurred and circumstances had changed, over previous years, which indicated the potential impairment of Navios Acquisition’s long-lived assets may exist. These indicators included continued volatility in the charter market and the related impact of the tanker sector has on management’s expectation for future revenues. As a result, an impairment assessment of long-lived assets or identified asset groups was performed.

The Company determined undiscounted projected net operating cash flows for each vessel and compared it to the vessel’s carrying value together with the carrying value of the related intangible. The significant factors and assumptions used in the undiscounted projected net operating cash flow analysis included: determining the projected net operating cash flows by considering the charter revenues from existing time charters for the fixed fleet days (Company’s remaining charter agreement rates) and an estimated daily time charter equivalent for the unfixed days (based on the 10-year average historical one year time charter rates) over the remaining economic life of each vessel, net of brokerage and address commissions, excluding days of scheduled off-hires, management fees fixed until May 2018 and thereafter assuming an annual increase of 3.0% and utilization rate of 99.6% based on the fleet historical performance.

The assessment concluded that step two of the impairment analysis was not required and no impairment of vessels, existed as of December 31, 2017, as the undiscounted projected net operating cash flows exceeded the carrying value.

In the event that impairment would occur, the fair value of the related asset would be determined and a charge would be recognized in the statements of operations calculated by comparing the asset’s carrying value to its fair value. Fair value is estimated primarily through the use of third-party valuations performed on an individual vessel basis.

Although management believes the underlying assumptions supporting this assessment are reasonable, if charter rate trends and the length of the current market downturn vary significantly from our forecasts, management may be required to perform step two of the impairment analysis in the future that could expose Navios Acquisition to material impairment charges in the future.

There was no impairment loss was recognized for the years ended December 31, 2017, 2016 and 2015, respectively.

Deferred Finance Costs

(n) Deferred Finance Costs: Deferred finance costs include fees, commissions and legal expenses associated with obtaining loan facilities and are presented as a deduction from the corresponding liability, consistent with debt discount. These costs are amortized over the life of the related debt using the effective interest rate method, and are included in interest expense. Amortization of deferred finance costs for each of the years ended December 31, 2017, 2016 and 2015 was $3,905, $3,501 and $3,183, respectively.

Goodwill

(o) Goodwill: Goodwill acquired in a business combination is not to be amortized. Goodwill is tested for impairment at the reporting unit level at least annually and written down with a charge to the statements of operations if the carrying amount exceeds the estimated implied fair value.

The Company evaluates impairment of goodwill using a two-step process. First, the aggregate fair value of the reporting unit is compared to its carrying amount, including goodwill. The Company determines the fair value of the reporting unit based on a combination of discounted cash flow analysis and an industry market multiple.

If the fair value exceeds the carrying amount, no impairment exists. If the carrying amount of the reporting unit exceeds the fair value, then the Company must perform the second step in order to determine the implied fair value of the reporting unit’s goodwill and compare it with its carrying amount. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit to all the assets and liabilities of that unit, as if the unit had been acquired in a business combination and the fair value of the unit was the purchase price. If the carrying amount of the goodwill exceeds the implied fair value, then goodwill impairment is recognized by writing the goodwill down to its implied fair value.

Navios Acquisition has one reporting unit. No impairment loss was recognized for any of the periods presented.

Intangibles other than goodwill

(p) Intangibles other than goodwill: Navios Acquisition’s intangible assets and liabilities consisted of favorable lease terms and unfavorable lease terms. When intangible assets or liabilities associated with the acquisition of a vessel are identified, they are recorded at fair value. Fair value is determined by reference to market data and the discounted amount of expected future cash flows. Where charter rates are higher than market charter rates, an asset is recorded, being the difference between the acquired charter rate and the market charter rate for an equivalent vessel. Where charter rates are less than market charter rates, a liability is recorded, being the difference between the assumed charter rate and the market charter rate for an equivalent vessel. The determination of the fair value of acquired assets and assumed liabilities requires us to make significant assumptions and estimates of many variables including market charter rates, expected future charter rates, the level of utilization of its vessels and its weighted average cost of capital. The use of different assumptions could result in a material change in the fair value of these items, which could have a material impact on Navios Acquisition’s financial position and results of operations.

The amortizable value of favorable and unfavorable leases is amortized over the remaining life of the lease term and the amortization expense is included in the statements of operations in the depreciation and amortization line item. The amortizable value of favorable leases would be considered impaired if their fair market values could not be recovered from the future undiscounted cash flows associated with the asset. If a vessel purchase option is exercised the portion of this asset will be capitalized as part of the cost of the vessel and will be depreciated over the remaining useful life of the vessel. As of December 31, 2017 and 2016, Navios Acquisition did not have any intangible assets or liabilities.

Management, after considering various indicators performed impairment tests on asset groups which included intangible assets and liabilities as described in paragraph (m) above. As of December 31, 2017 and 2016, there was no impairment of intangible assets.

Preferred shares Series D

(q) Preferred shares Series D: Navios Acquisition issued shares of its authorized Series D Preferred Stock (nominal and fair value $12,000) to a shipyard, in partial settlement of the purchase price of its newbuild vessels. The preferred stock contains a 6% per annum dividend payable quarterly, starting one year after delivery of the vessel. The Series D Preferred Stock mandatorily converted into shares of common stock 30 months after issuance at a price per share of common stock equal to $10.00. The holder of the preferred stock had the right to convert the shares of preferred stock into common stock prior to the scheduled maturity dates at a price of $7.00 per share of common stock. The preferred stock did not have any voting rights. Navios Acquisition was obligated to redeem the Series D Preferred Stock (or converted common shares) at holder’s option exercisable beginning on 18 months after issuance, at par payable at up to 12 equal quarterly installments.

The fair value of the series D Preferred Stock, was determined using a combination of Black Scholes model and discounted projected cash flows for the conversion option and put, respectively. The model used took into account the credit spread of Navios Acquisition, the volatility of its stock, as well as the price of its stock at the issuance date. The convertible preferred stock was classified as temporary equity (i.e., apart from permanent equity) as a result of the redemption feature upon exercise of the put option granted to the holder of the preferred stock.

Investments in Equity Securities

(r) Investments in Equity Securities: Affiliates are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but it does not exercise control. Investments in these entities are accounted for under the equity method of accounting. Under this method, the Company records an investment in the stock of an affiliate at cost, and adjusts the carrying amount for its share of the earnings or losses of the affiliate subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. The Company recognizes gains and losses in earnings for the issuance of shares by its affiliates, provided that the issuance of such shares qualifies as a sale of such shares. When the Company’s share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate.

Navios Acquisition evaluates its investments in Navios Midstream, Navios Europe I Inc. (“Navios Europe I”) and Navios Europe II Inc. (“Navios Europe II”) for “other-than-temporary impairment” (“OTTI”) on a quarterly basis. Consideration is given to (i) the length of time and the extent to which the fair value has been less than the carrying value, (ii) the financial condition and near-term prospects of Navios Midstream, Navios Europe I and Navios Europe II, and (iii) the intent and ability of the Company to retain its investment in Navios Midstream, Navios Europe I and Navios Europe II for a period of time sufficient to allow for any anticipated recovery in fair value.

As of June 30, 2017, the Company considered the decline in fair value of its investment in Navios Midstream as “other-than- temporary” and therefore, recognized a non-cash loss of $59,104 based on its quoted unit price of $9.36, as of June 30, 2017. The respective loss was included in “Equity/ (loss) in net earnings of affiliated companies” in the accompanying consolidated statement of Operations.

Deferred Dry dock and Special Survey Costs

(s) Deferred Dry dock and Special Survey Costs: Navios Acquisition’s vessels are subject to regularly scheduled drydocking and special surveys which are carried out every 30 or 60 months to coincide with the renewal of the related certificates issued by the classification societies, unless a further extension is obtained in rare cases and under certain conditions. The costs of drydocking and special surveys is deferred and amortized over the above periods or to the next drydocking or special survey date if such has been determined. Unamortized drydocking or special survey costs of vessels sold are written off to income in the year the vessel is sold.

Costs capitalized as part of the drydocking or special survey consist principally of the actual costs incurred at the yard, spare parts, paints, lubricants and services incurred solely during the drydocking or special survey period. For each of the years ended December 31, 2017, 2016 and 2015, the amortization expense was $4,198, $2,837 and $1,532, respectively. Accumulated amortization as of December 31, 2017 and 2016 amounted to $8,360 and $4,995, respectively.

Foreign currency translation

(t) Foreign currency translation: Navios Acquisition’s functional and reporting currency is the U.S. dollar. Navios Acquisition engages in worldwide commerce with a variety of entities. Although, its operations may expose it to certain levels of foreign currency risk, its transactions are predominantly U.S. dollar denominated. Additionally, Navios Acquisition’s wholly owned vessel subsidiaries transacted a nominal amount of their operations in Euros; however, all of the subsidiaries’ primary cash flows are U.S. dollar-denominated. Transactions in currencies other than the functional currency are translated at the exchange rate in effect at the date of each transaction. Differences in exchange rates during the period between the date a transaction denominated in a foreign currency is consummated and the date on which it is either settled or translated, are recognized in the statements of operations.

Provisions

(u) Provisions: Navios Acquisition, in the ordinary course of its business, is subject to various claims, suits and complaints. Management, in consultation with internal and external advisors, will provide for a contingent loss in the financial statements if the contingency had been incurred at the date of the financial statements and the amount of the loss was probable and can be reasonably estimated. If Navios Acquisition has determined that the reasonable estimate of the loss is a range and there is no best estimate within the range, Navios Acquisition will provide the lower amount of the range. Navios Acquisition, through the Management Agreement with the Manager, participates in Protection and Indemnity (P&I) insurance coverage plans provided by mutual insurance societies known as P&I clubs. Services such as the ones described above are provided by the Manager under the Management Agreement dated May 28, 2010, as recently amended in May 2016, and are included as part of the daily fee of $6.35 for each MR2 product tanker and chemical tanker vessel, $7.15 per LR1 product tanker vessel and $9.5 per VLCC vessel. (See Note 15).

Segment Reporting

(v) Segment Reporting: Navios Acquisition reports financial information and evaluates its operations by charter revenues and not by the length of ship employment for its customers or vessel type. Navios Acquisition does not use discrete financial information to evaluate operating results for each type of charter. Management does not identify expenses, profitability or other financial information by charter type. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus Navios Acquisition has determined that it operates under one reportable segment.

Revenue and Expense Recognition

(w) Revenue and Expense Recognition:

Revenue Recognition: Revenue is recorded when services are rendered, under a signed charter agreement or other evidence of an arrangement, the price is fixed or determinable, and collection is reasonably assured. Revenue is generated from the voyage charter and the time charter of vessels.

Voyage revenues for the transportation of cargo are recognized ratably over the estimated relative transit time of each voyage. Voyage expenses are recognized as incurred. A voyage is deemed to commence when a vessel is available for loading and is deemed to end upon the completion of the discharge of the current cargo. Estimated losses on voyages are provided for in full at the time such losses become evident. Under a voyage charter, a vessel is provided for the transportation of specific goods between specific ports in return for payment of an agreed upon freight per ton of cargo.

Revenues from time chartering of vessels are accounted for as operating leases and are thus recognized on a straight-line basis as the average revenue over the rental periods of such charter agreements, as service is performed. A time charter involves placing a vessel at the charterers’ disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Under time charters, operating costs such as for crews, maintenance and insurance are typically paid by the owner of the vessel.

Profit-sharing revenues are calculated at an agreed percentage of the excess of the charterer’s average daily income (calculated on a quarterly or half-yearly basis) over an agreed amount and accounted for on an accrual basis based on provisional amounts and for those contracts that provisional accruals cannot be made due to the nature of the profit share elements, these are accounted for on the actual cash settlement. Profit sharing for the years ended December 31, 2017, December 31, 2016 and December 31, 2015 amounted to $918, $7,603 and $32,060, respectively.

Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter or freight rate. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.

Pooling arrangements: For vessels operating in pooling arrangements, the Company earns a portion of total revenues generated by the pool, net of expenses incurred by the pool. The amount allocated to each pool participant vessel, including the Company’s vessels, is determined in accordance with an agreed-upon formula, which is determined by the margins awarded to each vessel in the pool based on the vessel’s age, design and other performance characteristics. Revenue under pooling arrangements is accounted for on the accrual basis and is recognized when an agreement with the pool exists, price is fixed, service is provided and the collectability is reasonably assured. Revenue for vessels operating in pooling arrangements amounted to $46,626, $50,832 and $43,406, for the years ended December 31, 2017, 2016 and 2015, respectively.

The allocation of such net revenue may be subject to future adjustments by the pool however, such changes are not expected to be material.

Time Charter and Voyage Expenses: Time charter and voyage expenses comprise all expenses related to each particular voyage, including time charter hire paid and bunkers, port charges, canal tolls, cargo handling, agency fees, brokerage commissions and the reasonable estimate of the loss for backstop agreements. Time charter expenses are expensed over the period of the time charter and voyage expenses are recognized as incurred.

Direct Vessel Expense: Direct vessel expenses comprise of the amortization of drydock and special survey costs of certain vessels of Navios Acquisition’s fleet.

Management fees: Pursuant to the Management Agreement dated May 28, 2010 and as previously amended in May 2012 and May 2014, the Manager provided commercial and technical management services to Navios Acquisition’s vessels for a fixed daily fee of: (a) $6.0 per MR2 product tanker and chemical tanker vessel; (b) $7.0 per LR1 product tanker vessel; and (c) $9.5 per VLCC, through May 2016.

Pursuant to an amendment to the Management Agreement dated as of May 19, 2016, Navios Acquisition fixed the fees for commercial and technical ship management services of its fleet for two additional years from May 29, 2016, through May 2018, at a daily fee of: (a) $6.35 per MR2 product tanker and chemical tanker vessel; (b) $7.15 per LR1 product tanker vessel; and (c) $9.5 per VLCC.

Dry docking expenses are reimbursed by Navios Acquisition at cost.

General and administrative expenses: On May 28, 2010, Navios Acquisition entered into an Administrative Services Agreement with Navios Holdings, pursuant to which Navios Holdings provides certain administrative management services to Navios Acquisition which include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other services. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. In May 2014, Navios Acquisition extended the duration of its existing Administrative Services Agreement with Navios Holdings, until May 2020.

Deferred Revenue: Deferred revenue primarily relates to cash received from charterers prior to it being earned. These amounts are recognized as revenue over the voyage or charter period.

Prepaid Expense and Other Current Assets: Prepaid expenses relate primarily to cash paid in advance for expenses associated with voyages. These amounts are recognized as expense over the voyage or charter period.

Financial Instruments

(x) Financial Instruments: Financial instruments carried on the balance sheet include trade receivables and payables, other receivables and other liabilities and long-term debt. The particular recognition methods applicable to each class of financial instrument are disclosed in the applicable significant policy description of each item, or included below as applicable.

Financial risk management: Navios Acquisition’s activities expose it to a variety of financial risks including fluctuations in future freight rates, time charter hire rates, and fuel prices, credit and interest rate risk. Risk management is carried out under policies approved by executive management. Guidelines are established for overall risk management, as well as specific areas of operations.

Credit risk: Navios Acquisition closely monitors its exposure to customers and counterparties for credit risk. Navios Acquisition has entered into the Management Agreement with the Manager, pursuant to which the Manager agreed to provide commercial and technical management services to Navios Acquisition. When negotiating on behalf of Navios Acquisition various employment contracts, the Manager has policies in place to ensure that it trades with customers and counterparties with an appropriate credit history. For the year ended December 31, 2017, Navios Acquisition’s customers representing 10% or more of total revenue were Navig8 Group of Companies (“Navig8”), Mansel LTD (“Mansel”) and Shell Tankers Singapore Private LTD (“Shell”), which accounted for 31.9%, 14.3% and 13.7%, respectively. For the year ended December 31, 2016, Navios Acquisition’s customers representing 10% or more of total revenue were Navig8, Shell and Mansel, which accounted for 33.0%, 20.0% and 14.7%, respectively. For the year ended December 31, 2015, Navios Acquisition’s customers representing 10% or more of total revenue were Navig8, Shell and Mansel, which accounted for 35.2%, 13.6% and 10.8%, respectively.

No other customers accounted for 10% or more of total revenue for any of the years presented.

Foreign exchange risk: Foreign currency transactions are translated into the measurement currency rates prevailing at the dates of transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of operations.

Earnings per Share

(y) Earnings per Share: Basic earnings per share is computed by dividing net income attributable to Navios Acquisition’s common stockholders by the weighted average number of common shares outstanding during the periods presented. Diluted earnings per share reflect the potential dilution that would occur if securities or other contracts to issue common stock were exercised. Dilution has been computed by the treasury stock method whereby all of the Company’s dilutive securities (the warrants and preferred shares and the stock options) are assumed to be exercised and the proceeds used to repurchase shares of common stock at the weighted average market price of the Company’s common stock during the relevant periods. Convertible shares are included in the diluted earnings per share, based on the weighted average number of convertible shares assumed to be outstanding during the period. The incremental shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) shall be included in the denominator of the diluted earnings per share computation. Restricted stock and restricted stock units (vested and unvested) are included in the calculation of the diluted earnings per share, based on the weighted average number of restricted stock and restricted stock units assumed to be outstanding during the period.

Net (loss)/ income for the years ended December 31, 2017, 2016 and 2015 was adjusted for the purposes of earnings per share calculation, for the dividends on the Series B Preferred Shares, the Series D Preferred Shares, the restricted common stock and for the undistributed income that is attributable to the Series C Convertible Preferred Stock.

Dividends	(z) Dividends: Dividends are recorded in the Company’s financial statements in the period in which they are declared.
Stock based Compensation

(za) Stock based Compensation: In October 2013, Navios Acquisition authorized the issuance of shares of restricted common stock and stock options for its directors. These awards of restricted common stock and stock options are based on service conditions only and vest over three years.

The fair value of stock option grants is determined with reference to option pricing model, and principally adjusted Black-Scholes models. The fair value of restricted stock is determined by reference to the quoted stock price on the date of grant. Compensation expense is recognized based on a graded expense model over the vesting period.

The effect of compensation expense arising from the restricted shares and stock options described above amounted to $0, $864 and $2,362 as of December 31, 2017, 2016 and 2015, respectively, and it is reflected in general and administrative expenses on the statements of operations.

There were no shares of restricted stock or stock options exercised, forfeited or expired during the year ended December 31, 2017.

On October 24, 2016, 2015 and 2014, 700,005, 700,001 and 699,994 shares of restricted stock that had been granted in October 2013, respectively, were vested. Accordingly, there were no unvested restricted shares outstanding as of December 31, 2017 and as of December 31, 2016.

On each of October 24, 2016, 2015 and 2014, 500,000 stock options were vested. Accordingly, there were no unvested stock options outstanding and non-vested as of December 31, 2017 and as of December 31, 2016.

The weighted average contractual life of stock options outstanding as of December 31, 2017 was 5.8 years.

In December 2017, Navios Acquisition authorized and issued in the aggregate 1,774,915 restricted shares of common stock to its directors and officers. These awards of restricted common stock are based on service conditions only and vest over four years.

The holders of restricted stock are entitled to dividends paid on the same schedule as paid to the stock holders of the company. The fair value of restricted stock is determined by reference to the quoted stock price on the date of grant of $1.18 per share (or total fair value of $2,094).

Compensation expense is recognized based on a graded expense model over the vesting period.

The effect of compensation expense arising from the stock-based arrangements described above amounts to $57, as of December 31, 2017, and it is reflected in general and administrative expenses on the statement of operations. The recognized compensation expense for the year is presented as adjustment to reconcile net (loss)/ income to net cash provided by operating activities on the statements of cash flows.

There were no shares of restricted stock or stock options exercised, forfeited or expired during the year ended December 31, 2017.

Restricted Stock outstanding and not vested amounted to 1,774,915 shares as of December 31, 2017.

The estimated compensation cost relating to service conditions of non-vested restricted stock, not yet recognized was $2,038 as of December 31, 2017 and is expected to be recognized over the weighted average period of 4.0 years.